Other (expense)/ Income	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
OTHER (EXPENSE)/ INCOME

4. OTHER (EXPENSE)/ INCOME

The Group’s other (expense)/ income is made up of the following:

	Year Ended December 31,
	2022 $’000	2021 $’000	2020 $’000

Sublicense income	-	750	-
Other	65	143	-
Loss on investment at fair value through profit or loss (see note 19)	(869)	-	-
Total other (expense)/ income	(804)	893	-

Sublicense income has been classified as other income as the counterparty is not considered a customer but an entity we are collaborating with.